Share capital and share-based compensation (Tables)	12 Months Ended
Jun. 30, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	June 30, 2019		June 30, 2018

	Number	Amount	Number	Amount
		$		$

Preferred variable voting shares (note 13 (a))	100,000,000	—	100,000,000	—

Common shares (note 13 (c))
Opening balance	134,293,890	305,167	134,061,548	304,320
Dividend reinvestment	—	—	108,180	419
Employee share purchase plan	100,390	226	43,496	199
PSU's settled	78,460	541	20,666	69
Options exercised	465,625	1,224	60,000	160

Ending balance	134,938,365	307,158	134,293,890	305,167

Disclosure of number and weighted average exercise prices of share options
As at June 30, 2019 and 2018, the Company had the following stock options outstanding:

		Weighted average
	Number of	exercise price
	options	per stock option

Outstanding at June 30, 2017	8,819,525	6.93
Granted	1,920,000	5.69
Forfeited	(2,431,050)	7.85
Expired	(125,000)	7.13
Exercised	(60,000)	1.81
Outstanding at June 30, 2018	8,123,475	6.41

Granted	5,069,016	1.66
Forfeited	(1,946,250)	6.67
Expired	(810,000)	3.81
Exercised	(465,625)	1.79
Outstanding at June 30, 2019	9,970,616	4.38

Exercisable at June 30, 2019	3,205,050	7.56

Weighted average grant date value of stock options and assumptions
The weighted average grant date value of stock options and assumptions using the Black-Scholes option pricing model for the year ended June 30, 2019 and 2018 are as follows:

	2019	2018

Weighted average grant date value	$1.68	$1.67
Risk-free rate	2.19%	1.45%
Expected option life	5 years	5 years
Expected volatility	46%	36%
Expected dividend yield	—%	1.35%

Disclosure of range of exercise prices of outstanding share options
Information related to options outstanding at June 30, 2019 is presented below.

		Weighted	Weighted		Weighted
	Number	average	average	Number	average
	outstanding at	remaining	exercise	outstanding at	exercise
Range of	June 30,	contractual life	price	June 30,	price
exercise prices	2019	years		$2018	$

$1.50 - $3.49	5,034,016	6.33	1.66	655,625	2.03
$3.50 - $5.49	300,000	5.26	5.47	1,170,000	4.43
$5.50 - $7.49	2,672,100	4.18	6.43	4,027,100	6.57
$7.50 - $9.49	1,964,500	1.53	8.37	2,270,750	8.40

Total	9,970,616	4.78	4.38	8,123,475	6.41

Disclosure of number and weighted average remaining contractual life of outstanding share options
Information related to options outstanding at June 30, 2019 is presented below.

		Weighted	Weighted		Weighted
	Number	average	average	Number	average
	outstanding at	remaining	exercise	outstanding at	exercise
Range of	June 30,	contractual life	price	June 30,	price
exercise prices	2019	years		$2018	$

$1.50 - $3.49	5,034,016	6.33	1.66	655,625	2.03
$3.50 - $5.49	300,000	5.26	5.47	1,170,000	4.43
$5.50 - $7.49	2,672,100	4.18	6.43	4,027,100	6.57
$7.50 - $9.49	1,964,500	1.53	8.37	2,270,750	8.40

Total	9,970,616	4.78	4.38	8,123,475	6.41

Share-based compensation expense
During the year ended June 30, 2019 and 2018, share-based compensation expense was comprised of equity-settled and cash-settled share-based compensation expense as follows:

	June 30, 2019	June 30, 2018
	$	$
Equity-settled expense	1,354	2,950
Cash-settled expense	472	—

Total share-based compensation expense	1,826	2,950